ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Schedule of Accrued Expenses and Other Current Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued payroll and related costs	$ 29,502	$ 27,887
Accrued vacation	11,557	8,381
Deferred revenue	4,517	4,938
Advanced payments from a customer	4,942	5,051
Commitment to purchase shares from directors and officers	1,518	1,518
Dividend to AU10TIX shareholders	3,249	0
Other	3,271	4,695
Total accrued expenses and other current liabilities	$ 58,556	$ 52,470